SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding and Exercisable) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	93,512
Weighted average remaining contractual life (years)	2 years 8 months 27 days
Options exercisable	81,284
Weighted average remaining contractual of options exercisable (years)	3 years 2 months 12 days
$ 0.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	0
Exercise Price, maximum	0
Options outstanding	11,751
Weighted average remaining contractual life (years)	10 months 6 days
Options exercisable	11,751
Weighted average remaining contractual of options exercisable (years)	10 months 6 days
$ 3.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	3.80
Exercise Price, maximum	3.80
Options outstanding	22,360
Weighted average remaining contractual life (years)	3 years 11 months 19 days
Options exercisable	11,180
Weighted average remaining contractual of options exercisable (years)	3 years 11 months 19 days
$ 8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	8.00
Exercise Price, maximum	8.00
Options outstanding	9,199
Weighted average remaining contractual life (years)	3 years 3 months
Options exercisable	9,199
Weighted average remaining contractual of options exercisable (years)	3 years 3 months
$ 9.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	9.91
Exercise Price, maximum	9.91
Options outstanding	375
Weighted average remaining contractual life (years)	1 year 1 month 21 days
Options exercisable	375
Weighted average remaining contractual of options exercisable (years)	1 year 1 month 21 days
$ 11.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	11
Exercise Price, maximum	11
Options outstanding	617
Weighted average remaining contractual life (years)	1 year 6 months 22 days
Options exercisable	617
Weighted average remaining contractual of options exercisable (years)	1 year 6 months 22 days
$ 12.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	12.20
Exercise Price, maximum	12.20
Options outstanding	1,500
Weighted average remaining contractual life (years)	10 months 17 days
Options exercisable	1,500
Weighted average remaining contractual of options exercisable (years)	10 months 17 days
$ 20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	20.00
Exercise Price, maximum	20.00
Options outstanding	9,155
Weighted average remaining contractual life (years)	1 year 0 months
Options exercisable	8,107
Weighted average remaining contractual of options exercisable (years)	1 year 0 months
$ 29.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	29.98
Exercise Price, maximum	29.98
Options outstanding	375
Weighted average remaining contractual life (years)	5 months 27 days
Options exercisable	375
Weighted average remaining contractual of options exercisable (years)	5 months 27 days
$ 33.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	33.60
Exercise Price, maximum	33.60
Options outstanding	3,750
Weighted average remaining contractual life (years)	5 years 2 months 27 days
Options exercisable	3,750
Weighted average remaining contractual of options exercisable (years)	5 years 2 months 27 days
$ 47.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	47.70
Exercise Price, maximum	47.70
Options outstanding	20,000
Weighted average remaining contractual life (years)	1 year 9 months
Options exercisable	20,000
Weighted average remaining contractual of options exercisable (years)	1 year 9 months
$ 50.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	50.40
Exercise Price, maximum	50.40
Options outstanding	14,030
Weighted average remaining contractual life (years)	4 years 3 months 18 days
Options exercisable	14,030
Weighted average remaining contractual of options exercisable (years)	4 years 3 months 18 days
$ 60.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	60.00
Exercise Price, maximum	60.00
Options outstanding	400
Weighted average remaining contractual life (years)	1 year 7 months 17 days
Options exercisable	400
Weighted average remaining contractual of options exercisable (years)	1 year 7 months 17 days